March 31, 1997
                      PREMIER NEW YORK MUNICIPAL BOND FUND
                           SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1996
                          AS REVISED DECEMBER 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name is  Dreyfus Premier New
York Municipal Bond Fund.
                                                                    021s033197